Property, plant and equipment	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of December 31, 2022	Increases	Decreases	Other movements & transfer.	Currency translation	As of June 30, 2023
Fixtures, fittings and installations	3,318	2	—	—	—	3,321
Right of use – Buildings	8,462	—	—	—	—	8,462
Technical equipment	2,128	75	—	300	—	2,503
Office and IT equipment	1,012	18	(6)	—	(1)	1,023
Transport equipment	36	—	—	—	(1)	35
Right of use – Transport equipment	—	—	—	—	—	—
Tangible assets in progress	344	—	—	(300)	—	44
Prepayments on tangible assets	—	—	—	—	—	—
Gross book value of tangible assets	15,299	96	(6)	—	(1)	15,387
Fixtures, fittings and installations	(1,959)	(158)	—	—	—	(2,117)
Right of use – Buildings	(3,496)	(462)	8	—	—	(3,950)
Technical equipment	(1,774)	(93)	—	—	—	(1,867)
Office and IT equipment	(915)	(27)	6	—	—	(935)
Transport equipment	(36)	—	—	—	1	(35)
Right of use – Transport equipment	—	—	—	—	—	—
Accumulated depreciation of tangible assets(1)	(8,180)	(740)	14	—	1	(8,904)
Net book value of tangible assets	7,120	(644)	8	—	—	6,483
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses
No impairment losses were recognized in application of IAS 36 - Impairment of Assets in the period presented.

Transfer of fixed assets from ‘tangible assets in progress’ to ‘technical equipment’ for €300 thousand is related to an ‘Irradiator’ operating in the laboratory and amortized since the first quarter of 2023.